Document and Entity Information	0 Months Ended
May 06, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 6, 2013
Registrant Name	MERGER FUND
Central Index Key	0000701804
Amendment Flag	false
Document Creation Date	May 6, 2013
Document Effective Date	May 6, 2013
Prospectus Date	May 1, 2013
The Merger Fund | The Merger Fund
Risk/Return:
Trading Symbol	MERFX

The Merger Fund
The Merger Fund
Investment Objective:
The Merger Fund (the “Fund”) seeks to achieve capital growth by engaging in merger arbitrage.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	The Merger Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses		The Merger Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.19%
Other Expenses consisting of Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short		0.42%
Total Other Expenses		0.63%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses Before Fee Waiver	[2]	1.87%
Fee Waiver	[2]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.74%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's contractual management fee rate is 1.00% of the Fund's average net assets. The Adviser has agreed to reduce its management fee until May 1, 2014 so that the management fee will be: (i) 1.0% on an annualized basis of the average daily net assets of the Fund on net assets below $1.5 billion; (ii) 0.9% on an annualized basis of the average daily net assets of the Fund on net assets between $1.5 billion and $2.0 billion; (iii) 0.8% on an annualized basis of the average daily net assets of the Fund on net assets between $2.0 billion and $5.0 billion and (iv) 0.75% on an annualized basis of the average daily net assets of the Fund on net assets over $5.0 billion. This fee waiver arrangement may be terminated at any time by the Fund's Board of Trustees.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then either redeem all of your shares at the end of those periods or do not redeem your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Merger Fund	177	575	999	2,180

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 240.32% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its total assets principally in the common stock, preferred stock and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spinoffs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. Because Westchester Capital Management, LLC (the “Adviser”) seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser believes the merger-arbitrage strategy is designed to provide performance that normally has low correlation with the performance of stock markets.

In conjunction with investment in an acquisition target or other investment, the Fund may employ a variety of hedging strategies to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.

In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

Principal Risks:
You could lose money by investing in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance, including the following:

Merger and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy. Accordingly, the Fund may underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Hedging Transactions – The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger or reorganization will be completed as expected will prove correct.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though merger arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. The sale of portfolio securities associated with portfolio turnover may also result in the recognition of capital gain, which will be taxable to shareholders (in the case of short-term capital gain, at ordinary income rates) when distributed to shareholders.

Derivatives Risk – Financial derivatives, such as options, swaps and futures contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives may also create leverage which will amplify the effect of the performance of these instruments on the Fund and may produce significant losses.

Foreign Investing – Investments in foreign countries may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. Such investments are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that may have the effect of decreasing the value of foreign securities. Foreign investments may be subject to foreign withholding taxes. Also, foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Debt Securities Risk – Debt securities may fluctuate in value due to, among other things, changes in interest rates, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance. The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities. The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will cause the value of the Fund’s shares to be more volatile.

Short Selling Risk – If the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited. The Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities.

Market Risk – Investment markets can be volatile. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if markets perform poorly.

Annual Total Returns:
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the Fund’s performance from year to year over a ten-year period. The table following the bar chart shows how the Fund’s average annual returns for the periods shown compared with those of the S&P 500 Index, a broad measure of market performance.

Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser. Messrs. Behren and Shannon, the Fund’s current portfolio managers, have served as co-portfolio managers of the Fund since January 2007.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.mergerfund.com.

Total return as of 12/31 for each year

During the ten-year period shown in the above chart, the highest quarterly return was 5.08% (for the quarter ended June 30, 2003) and the lowest quarterly return was -4.00% (for the quarter ended September 30, 2011).

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Merger Fund	Return Before Taxes	3.61%	2.93%	4.26%
The Merger Fund After Taxes on Distributions	Return After Taxes on Distributions	3.12%	2.40%	3.43%
The Merger Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.58%	2.24%	3.25%
The Merger Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Merger Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Merger Fund (the “Fund”) seeks to achieve capital growth by engaging in merger arbitrage.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 240.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	240.32%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then either redeem all of your shares at the end of those periods or do not redeem your shares. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its total assets principally in the common stock, preferred stock and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spinoffs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment. Because Westchester Capital Management, LLC (the “Adviser”) seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser believes the merger-arbitrage strategy is designed to provide performance that normally has low correlation with the performance of stock markets.

In conjunction with investment in an acquisition target or other investment, the Fund may employ a variety of hedging strategies to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. The Fund may enter into derivative transactions and other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the value of its portfolio securities or a decline in the market generally by purchasing put options.

In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance, including the following:

Merger and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy. Accordingly, the Fund may underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Hedging Transactions – The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger or reorganization will be completed as expected will prove correct.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though merger arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. The sale of portfolio securities associated with portfolio turnover may also result in the recognition of capital gain, which will be taxable to shareholders (in the case of short-term capital gain, at ordinary income rates) when distributed to shareholders.

Derivatives Risk – Financial derivatives, such as options, swaps and futures contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives may also create leverage which will amplify the effect of the performance of these instruments on the Fund and may produce significant losses.

Foreign Investing – Investments in foreign countries may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. Such investments are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that may have the effect of decreasing the value of foreign securities. Foreign investments may be subject to foreign withholding taxes. Also, foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Debt Securities Risk – Debt securities may fluctuate in value due to, among other things, changes in interest rates, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance. The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities. The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will cause the value of the Fund’s shares to be more volatile.

Short Selling Risk – If the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited. The Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities.

Market Risk – Investment markets can be volatile. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if markets perform poorly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the Fund’s performance from year to year over a ten-year period. The table following the bar chart shows how the Fund’s average annual returns for the periods shown compared with those of the S&P 500 Index, a broad measure of market performance.

Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser. Messrs. Behren and Shannon, the Fund’s current portfolio managers, have served as co-portfolio managers of the Fund since January 2007.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.mergerfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mergerfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return as of 12/31 for each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the above chart, the highest quarterly return was 5.08% (for the quarter ended June 30, 2003) and the lowest quarterly return was -4.00% (for the quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
The Merger Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses consisting of Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses Before Fee Waiver	rr_ExpensesOverAssets	1.87%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Annual Return 2003	rr_AnnualReturn2003	11.04%
Annual Return 2004	rr_AnnualReturn2004	2.71%
Annual Return 2005	rr_AnnualReturn2005	0.81%
Annual Return 2006	rr_AnnualReturn2006	10.98%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	(2.26%)
Annual Return 2009	rr_AnnualReturn2009	8.52%
Annual Return 2010	rr_AnnualReturn2010	3.41%
Annual Return 2011	rr_AnnualReturn2011	1.66%
Annual Return 2012	rr_AnnualReturn2012	3.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.26%
The Merger Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.43%
The Merger Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Fund's contractual management fee rate is 1.00% of the Fund's average net assets. The Adviser has agreed to reduce its management fee until May 1, 2014 so that the management fee will be: (i) 1.0% on an annualized basis of the average daily net assets of the Fund on net assets below $1.5 billion; (ii) 0.9% on an annualized basis of the average daily net assets of the Fund on net assets between $1.5 billion and $2.0 billion; (iii) 0.8% on an annualized basis of the average daily net assets of the Fund on net assets between $2.0 billion and $5.0 billion and (iv) 0.75% on an annualized basis of the average daily net assets of the Fund on net assets over $5.0 billion. This fee waiver arrangement may be terminated at any time by the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013